Annual Operating Expenses - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Growth Fund - Fidelity Small Cap Growth Fund
	Sep. 29, 2023
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	1.05%

[1]	AThe management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.